Other non-operating income (expense) (Tables)	12 Months Ended
Dec. 31, 2018
Other non-operating income (expense) [Abstract]
Details of gains or losses on valuation of investments in joint ventures and associates
(1)	Details of gains or losses on valuation of investments in joint ventures and associates are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2016	2017	2018
Gains on valuation of investments in joint ventures and associates	36,757	83,506	25,791
Losses on valuation of investments in joint ventures and associates	(55,091)	(70,117)	(22,595)
Impairment losses of investments in joint ventures and associates	(1,173)	(114,903)	(177)

Total	(19,507)	(101,514)	3,019

Details of other non-operating income and expenses
(2)	Details of other non-operating income and expenses recognized are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2016	2017	2018
Other non-operating income	132,272	84,361	129,709
Other non-operating expenses	(133,582)	(190,083)	(87,157)

Total	(1,310)	(105,722)	42,552

Details of other non-operating income
(3)	Details of other non-operating income recognized are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2016	2017	2018
Rental fee income	7,291	6,973	6,835
Gains on disposal of investments in joint ventures and associates	23,457	39,932	50,511
Gains on disposal of premises and equipment, intangible assets and other assets	1,885	5,028	30,278
Reversal of impairment loss of premises and equipment, intangible assets and other assets	3,581	666	761
Others	96,058	31,762	41,324

Total	132,272	84,361	129,709

Details of other non-operating expenses
(4)	Details of other non-operating expenses recognized are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2016	2017	2018
Depreciation on investment properties	3,762	3,902	4,045
Interest expenses of refundable deposits	496	459	620
Losses on disposal of investment in joint ventures and associates	15,060	38,713	2,931
Losses on disposal of premises and equipment, intangible assets and other assets	9,718	9,994	1,160
Impairment losses of premises and equipment, intangible assets and other assets	1,936	390	87
Donation	43,939	98,132	51,983
Others	58,671	38,493	26,331

Total	133,582	190,083	87,157